Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Information, by Segment

	Operating Results

Year Ended December 31, 2015	U.S.	Asia	Latin America	EMEA	MetLife Holdings	Brighthouse Financial	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$20,861	$6,937	$2,581	$2,036	$4,545	$1,675	$(87)	$38,548	$(3)	$38,545
Universal life and investment-type product policy fees	943	1,542	1,117	424	1,482	3,718	(113)	9,113	394	9,507
Net investment income	6,209	2,675	1,038	326	6,201	3,327	13	19,789	(508)	19,281
Other revenues	751	105	41	61	930	422	(290)	2,020	(37)	1,983
Net investment gains (losses)	—	—	—	—	—	—	—	—	597	597
Net derivative gains (losses)	—	—	—	—	—	—	—	—	38	38
Total revenues	28,764	11,259	4,777	2,847	13,158	9,142	(477)	69,470	481	69,951
Expenses
Policyholder benefits and claims and policyholder dividends	20,837	5,275	2,408	988	7,357	2,875	(175)	39,565	537	40,102
Interest credited to policyholder account balances	1,216	1,309	349	120	1,062	1,255	23	5,334	276	5,610
Capitalization of DAC	(493)	(1,720)	(341)	(472)	(410)	(399)	(2)	(3,837)	—	(3,837)
Amortization of DAC and VOBA	471	1,256	271	497	577	731	(1)	3,802	134	3,936
Amortization of negative VOBA	—	(309)	(1)	(16)	—	—	—	(326)	(35)	(361)
Interest expense on debt	4	—	—	—	55	128	1,013	1,200	8	1,208
Other expenses	3,685	3,611	1,429	1,469	2,694	2,484	434	15,806	17	15,823
Total expenses	25,720	9,422	4,115	2,586	11,335	7,074	1,292	61,544	937	62,481
Provision for income tax expense (benefit)	1,040	457	37	21	581	555	(365)	2,326	(178)	2,148
Operating earnings	$2,004	$1,380	$625	$240	$1,242	$1,513	$(1,404)	5,600
Adjustments to:
Total revenues								481
Total expenses								(937)
Provision for income tax (expense) benefit								178
Income (loss) from continuing operations, net of income tax								$5,322		$5,322

At December 31, 2015	U.S.	Asia (1)	Latin America	EMEA	MetLife Holdings	Brighthouse Financial	Corporate & Other	Total
	(In millions)
Total assets	$237,858	$113,895	$64,808	$26,767	$187,677	$226,792	$20,136	$877,933
Separate account assets	$79,540	$8,964	$46,061	$3,996	$48,590	$114,447	$—	$301,598
Separate account liabilities	$79,540	$8,964	$46,061	$3,996	$48,590	$114,447	$—	$301,598
______________

(1)	Total assets includes $90.0 billion of assets from the Japan operations which represents 10% of total consolidated assets.

	Operating Results

Year Ended December 31, 2014	U.S.	Asia	Latin America	EMEA	MetLife Holdings	Brighthouse Financial	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$20,243	$7,566	$2,796	$2,309	$4,545	$1,474	$89	$39,022	$45	$39,067
Universal life and investment-type product policy fees	909	1,693	1,239	466	1,374	3,963	(103)	9,541	405	9,946
Net investment income	6,111	2,886	1,219	428	6,409	3,156	275	20,484	669	21,153
Other revenues	721	106	33	60	1,062	534	(483)	2,033	(3)	2,030
Net investment gains (losses)	—	—	—	—	—	—	—	—	(197)	(197)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	1,317	1,317
Total revenues	27,984	12,251	5,287	3,263	13,390	9,127	(222)	71,080	2,236	73,316
Expenses
Policyholder benefits and claims and policyholder dividends	20,110	5,724	2,615	1,053	7,217	2,711	48	39,478	1,000	40,478
Interest credited to policyholder account balances	1,168	1,544	394	148	1,098	1,275	34	5,661	1,282	6,943
Capitalization of DAC	(488)	(1,914)	(377)	(680)	(326)	(397)	—	(4,182)	(1)	(4,183)
Amortization of DAC and VOBA	458	1,397	313	613	444	810	(8)	4,027	105	4,132
Amortization of negative VOBA	—	(364)	(1)	(31)	—	—	—	(396)	(46)	(442)
Interest expense on debt	12	—	—	—	58	133	975	1,178	38	1,216
Other expenses	3,550	3,975	1,588	1,846	2,670	2,472	153	16,254	114	16,368
Total expenses	24,810	10,362	4,532	2,949	11,161	7,004	1,202	62,020	2,492	64,512
Provision for income tax expense (benefit)	1,073	582	129	29	714	570	(719)	2,378	87	2,465
Operating earnings	$2,101	$1,307	$626	$285	$1,515	$1,553	$(705)	6,682
Adjustments to:
Total revenues								2,236
Total expenses								(2,492)
Provision for income tax (expense) benefit								(87)
Income (loss) from continuing operations, net of income tax								$6,339		$6,339

At December 31, 2014	U.S.	Asia (1)	Latin America	EMEA	MetLife Holdings	Brighthouse Financial	Corporate & Other	Total
	(In millions)
Total assets	$240,606	$117,894	$71,928	$29,217	$194,106	$231,568	$17,018	$902,337
Separate account assets	$79,602	$9,078	$50,301	$4,070	$51,021	$122,922	$—	$316,994
Separate account liabilities	$79,602	$9,078	$50,301	$4,070	$51,021	$122,922	$—	$316,994
______________

(1)	Total assets includes $95.0 billion of assets from the Japan operations which represents 11% of total consolidated assets.

	Operating Results

Year Ended December 31, 2013	U.S.	Asia	Latin America	EMEA	MetLife Holdings	Brighthouse Financial	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$19,303	$7,801	$2,698	$2,297	$4,481	$926	$77	$37,583	$91	$37,674
Universal life and investment-type product policy fees	900	1,722	991	386	1,256	3,930	(100)	9,085	366	9,451
Net investment income	5,866	2,943	1,135	425	6,343	3,221	461	20,394	1,838	22,232
Other revenues	706	92	23	97	938	615	(517)	1,954	(34)	1,920
Net investment gains (losses)	—	—	—	—	—	—	—	—	161	161
Net derivative gains (losses)	—	—	—	—	—	—	—	—	(3,239)	(3,239)
Total revenues	26,775	12,558	4,847	3,205	13,018	8,692	(79)	69,016	(817)	68,199
Expenses
Policyholder benefits and claims and policyholder dividends	19,355	5,755	2,361	1,039	7,094	2,084	58	37,746	1,620	39,366
Interest credited to policyholder account balances	1,241	1,690	417	147	1,098	1,380	42	6,015	2,164	8,179
Capitalization of DAC	(475)	(2,143)	(418)	(714)	(468)	(568)	—	(4,786)	—	(4,786)
Amortization of DAC and VOBA	439	1,542	305	683	494	620	—	4,083	(533)	3,550
Amortization of negative VOBA	—	(427)	(2)	(95)	—	—	—	(524)	(55)	(579)
Interest expense on debt	11	—	—	1	39	112	996	1,159	123	1,282
Other expenses	3,349	4,317	1,549	1,812	2,814	2,628	127	16,596	539	17,135
Total expenses	23,920	10,734	4,212	2,873	11,071	6,256	1,223	60,289	3,858	64,147
Provision for income tax expense (benefit)	952	565	116	51	660	704	(704)	2,344	(1,683)	661
Operating earnings	$1,903	$1,259	$519	$281	$1,287	$1,732	$(598)	6,383
Adjustments to:
Total revenues								(817)
Total expenses								(3,858)
Provision for income tax (expense) benefit								1,683
Income (loss) from continuing operations, net of income tax								$3,391		$3,391

Premiums, Universal Life and Investment-Type Policy Fees and Other Revenue by Product Groups for Reportable Segment
The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company’s segments, as well as Corporate & Other:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Life insurance	$23,037	$23,483	$23,189
Accident & health insurance	13,090	13,336	13,214
Annuities	9,653	9,984	8,987
Property & casualty insurance	3,504	3,524	3,270
Non-insurance	751	716	385
Total	$50,035	$51,043	$49,045

Total premiums, universal life & investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations
The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company’s U.S. and foreign operations:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
U.S.	$35,042	$34,536	$32,529
Foreign:
Japan	6,264	6,917	7,373
Other	8,729	9,590	9,143
Total	$50,035	$51,043	$49,045